Transactions with Related Parties - Allseas (Details)	12 Months Ended			5 Months Ended	7 Months Ended	12 Months Ended					12 Months Ended											22 Months Ended	12 Months Ended			2 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2012 Allseas Marine SA EUR (€)	Dec. 31, 2014 Allseas Marine SA EUR (€)	Dec. 31, 2014 Allseas Marine SA USD ($)	Dec. 31, 2014 Allseas Marine SA EUR (€)	May 31, 2014 Allseas Marine SA EUR (€)	May 31, 2013 Allseas Marine SA EUR (€)	Dec. 31, 2013 Allseas Marine SA USD ($)	Dec. 31, 2014 Superintedent services EUR (€)	Dec. 31, 2014 Financial Accounting Services EUR (€)	Dec. 31, 2014 Financial Reporting Services USD ($)	Dec. 31, 2014 Newbuildings Supervision USD ($)	Dec. 31, 2014 Newbuildings Supervision EUR (€)	Dec. 31, 2014 Executive Services USD ($)	Dec. 31, 2014 Executive Services EUR (€)	Dec. 31, 2013 Executive Services USD ($)	Dec. 31, 2013 Executive Services EUR (€)	Dec. 31, 2012 Executive Services USD ($)	Dec. 31, 2012 Executive Services EUR (€)	Dec. 31, 2014 Executive Services	Dec. 31, 2014 Related Party USD ($)	Dec. 31, 2013 Related Party USD ($)	Dec. 31, 2012 Related Party USD ($)	Feb. 18, 2014 Loretto Finance Inc. USD ($)	Sep. 27, 2013 Loretto Finance Inc. USD ($)	Dec. 31, 2013 Loretto Finance Inc. USD ($)	Dec. 31, 2014 Loretto Finance Inc.	Feb. 15, 2013 Loretto Finance Inc.	Feb. 18, 2014 Public offerings	Sep. 27, 2013 Public offerings
Related Party Transaction [Line Items]
Capitalized expenses						$ 3,804,918				$ 1,588,512
Loss from contract cancellation	0	568,658	0
Loss from contract cancellation related party																							0	444,421	0
Charter hire commission payable to the management company						1.25%	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels						1.00%	1.00%
Daily management fee				636.74	664.46			661.15	652.02
Pre-delivery services amount payable						15,000
Superintendents management fee payable											500				500
Annual fee payable for financial accounting services												250,000
Annual fee per vessel payable financial reporting services cost													30,000
Common stock - shares issued																										135,700	120,000		469,958	98,039	6,785,000	6,000,000
Share based compensation																										880,015	714,000	335,784
Flat fee for newbuilding supervision services														375,000
Daily fee for newbuilding vessels' supervision															115
Compensation for involuntary termination of contract						3,642,000	3,000,000
Euro / U.S. dollar exchange rate	1.214					1.2140	1.2140
Annual executive services fee payable																	2,900,000		2,700,000		2,500,000
Executive services agreement duration						5yrs	5yrs
Annual executive services fee paid																5,689,152		7,582,634		3,228,438
Incentive compensation paid to executives																1,848,900		3,993,000		0
Percentage of the issued and oustanding shares of the company, issuable to the management company																						5.00%
Due from related parties	$ 843,510	$ 146,051				$ 843,510				$ 146,051